Taxes on Income (Details) $ in Thousands, ₪ in Millions		12 Months Ended
	Jan. 01, 2017 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2017
Taxes on Income (Details) [Line Items]
Israeli corporate income tax rate		23.00%	2021.00%	23.00%
Tax-exempt income (in Dollars)		$ 146,398
Reduced corporate tax rate income (in Dollars)		$ 36,599
Tax rate		20.00%			7.50%
Percentage of corporate tax rate					12.00%
Benefitted intangible assets (in New Shekels) | ₪	₪ 200
Undistributed earnings of foreign subsidiaries (in Dollars)		$ 18,213
Corporate tax rate (in Dollars)		1,796
Carryforward operating tax losses (in Dollars)		57,025
Unrecognized tax benefit (in Dollars)		$ 788	$ 4,357
Preferred Technology [Member]
Taxes on Income (Details) [Line Items]
Tax rate		7.50%			12.00%
Minimum [Member]
Taxes on Income (Details) [Line Items]
Tax rate		20.00%
Israeli [Member]
Taxes on Income (Details) [Line Items]
Tax rate		16.00%
Israeli [Member] | Preferred Technology [Member]
Taxes on Income (Details) [Line Items]
Tax rate		12.00%